Average Annual Total Returns - Simplify Gold Strategy ETF		12 Months Ended	13 Months Ended
	Aug. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		101.59%	84.09%
Performance Inception Date	Dec. 02, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		90.65%	74.81%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		59.95%	60.36%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.06%
Solactive Gold Spot Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		64.41%	57.71%